Changes in Capital Accounts, Equity Offerings of 2022 (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 12, 2022 $ / shares shares	Jul. 18, 2022 $ / shares shares	Jun. 01, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Date Session $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Mar. 01, 2023 $ / shares	Jan. 26, 2023 $ / shares
Equity Offerings [Abstract]
Number of shares of common stock that can be purchased with each warrant (in shares)		1	1
Net proceeds from issuance of equity | $				$ 0	$ 11,438	$ 26,104
Common stock, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Number of trading sessions | Session				5
Deemed dividend due to triggering of a down-round feature | $				$ 0	$ 789	$ 1,116
Number of dates down round features were triggered | Date				8
Common stock, shares outstanding (in shares)				12,432,158	12,279,676
Class A Warrant [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)			1
Exercise price of warrant (in dollars per share) | $ / shares			$ 15.75
Expiration period of warrant				5 years
Warrants exercised (in shares)			59,366
June Warrants [Member]
Equity Offerings [Abstract]
Common stock, shares outstanding (in shares)					567,366
July Warrants [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)		1
Exercise price of warrant (in dollars per share) | $ / shares							$ 1.65	$ 2.6
Expiration period of warrant				5 years 6 months
Number of shares of common stock that can be purchased with warrants (in shares)		1,133,333
Direct offering (in shares)		1,133,333
Deemed dividend due to triggering of a down-round feature | $					$ 256
Common stock, shares outstanding (in shares)				1,033,333	1,033,333
August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares							$ 1.65	$ 2.6
Expiration period of warrant				5 years
Number of shares of common stock that can be purchased with warrants (in shares)	2,222,222
Direct offering (in shares)	2,222,222
Deemed dividend due to triggering of a down-round feature | $					$ 533
Common stock, shares outstanding (in shares)				2,122,222	2,122,222
Common Stock [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)		1	1
Number of shares of common stock that can be purchased with warrants (in shares)			59,366
Common Stock [Member] | July Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares		$ 5.25
Common Stock [Member] | August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share) | $ / shares	$ 6.75
Underwritten Public Offering [Member]
Equity Offerings [Abstract]
Units issued (in shares)			508,000
Share price (in dollars per share) | $ / shares			$ 15.75
Term of option granted to underwriters to purchase additional shares and/or warrants				45 days
Net proceeds from issuance of equity | $			$ 7,126
Underwritten Public Offering [Member] | Class A Warrant [Member]
Equity Offerings [Abstract]
Additional securities that can be purchased (in shares)			76,200
Underwritten Public Offering [Member] | Common Stock [Member]
Equity Offerings [Abstract]
Additional securities that can be purchased (in shares)			76,200